Property and Equipment, Net (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property and equipment, net book value
Property, Plant and Equipment, at cost	$ 26,474	$ 25,679
Less: accumulated depreciation	(23,593)	(18,328)
Net book value	2,881	7,351
Furniture, fixtures and equipment [Member]
Property and equipment, net book value
Property, Plant and Equipment, at cost	6,125	15,521
Computer software [Member]
Property and equipment, net book value
Property, Plant and Equipment, at cost	$ 20,349	$ 10,158